Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets	The estimated economic lives of our definite-lived intangible assets are as follows:

Category	Estimated economic life
Trademarks	1 - 20 years
Developed technologies	2 - 15 years
Customer relationships	2 - 20 years
Computer software and game library	3 - 14 years
Licenses	3 - 23 years
Other	4 - 17 years
Intangible assets at December 31, 2020 and 2019 are summarized as follows:

		December 31, 2020			December 31, 2019
($ thousands)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	15.5	2,300,034	1,229,939	1,070,095	2,302,118	1,107,363	1,194,755
Computer software and game library	5.6	917,950	783,671	134,279	882,049	723,768	158,281
Trademarks	14.1	186,218	91,807	94,411	185,285	76,196	109,089
Developed technologies	5.6	225,108	212,562	12,546	219,448	203,121	16,327
Licenses	3.5	69,148	58,550	10,598	60,763	48,188	12,575
Other	8.9	37,382	26,957	10,425	34,600	21,013	13,587
		3,735,840	2,403,486	1,332,354	3,684,263	2,179,649	1,504,614
Unamortized:
Trademarks		245,000	—	245,000	245,000	—	245,000
Total intangible assets, excluding goodwill		3,980,840	2,403,486	1,577,354	3,929,263	2,179,649	1,749,614

Schedule of Intangible Assets, not Subject to Amortization
Intangible assets at December 31, 2020 and 2019 are summarized as follows:

		December 31, 2020			December 31, 2019
($ thousands)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	15.5	2,300,034	1,229,939	1,070,095	2,302,118	1,107,363	1,194,755
Computer software and game library	5.6	917,950	783,671	134,279	882,049	723,768	158,281
Trademarks	14.1	186,218	91,807	94,411	185,285	76,196	109,089
Developed technologies	5.6	225,108	212,562	12,546	219,448	203,121	16,327
Licenses	3.5	69,148	58,550	10,598	60,763	48,188	12,575
Other	8.9	37,382	26,957	10,425	34,600	21,013	13,587
		3,735,840	2,403,486	1,332,354	3,684,263	2,179,649	1,504,614
Unamortized:
Trademarks		245,000	—	245,000	245,000	—	245,000
Total intangible assets, excluding goodwill		3,980,840	2,403,486	1,577,354	3,929,263	2,179,649	1,749,614

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ thousands):

Year	Amount
2021	187,867
2022	178,594
2023	155,379
2024	140,009
2025	118,637
Total	780,486